Retirement Benefits (Details 12) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) partnership	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Contribution Plans Disclosure (Amounts in paragraphs)
Employer match for first 8% contributed by plan participant	50.00%
Maximum percentage of employee compensation eligible for 50% cash matching by employer	8.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 291	$ 282	$ 285
Pension and post-retirement benefits disclosures (Amounts in paragraphs)
Accumulated benefit obligation for all defined benefit pension plans	$ 29,000	30,300
Information About Plan Assets (Amounts in paragraphs) [Abstract]
Maximum percentage of funds permitted to be invested in trust accounts	5.00%
Number of real estate and private equity partnerships | partnership	167
Average investment term, alternative investments	10 years
Entities that calculate net asset value per share, investment redemption frequency	quarterly
Notice period for alternative investments redemptions, days	90 days
OPEB contributions
Defined Contribution Plans Disclosure (Amounts in paragraphs)
Expected 2016 employer contributions	$ 75
Pension employer required minimum contributions
Defined Contribution Plans Disclosure (Amounts in paragraphs)
Expected 2016 employer contributions	79
Pension Benefits
Information About Plan Assets (Amounts in paragraphs) [Abstract]
Defined Benefit Plan, Contributions by Employer	578	78
Voluntary Contributions [Member] | Pension Benefits
Information About Plan Assets (Amounts in paragraphs) [Abstract]
Defined Benefit Plan, Contributions by Employer	500
Real Estate, Hedge Fund and Private Equity [Member]
Information About Plan Assets (Amounts in paragraphs) [Abstract]
Entities that calculate net asset value per share, unfunded commitments	$ 1,500	$ 833